Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2019 and 2018, CEMEX´s consolidated debt summarized by interest rates and currencies, was as follows:

		2019				2018
		Short-term	Long-term	Total 1, 2		Short-term	Long-term	Total 1, 2
Floating rate debt	$	59	2,997	3,056	$	13	3,400	3,413
Fixed rate debt		3	6,306	6,309		32	5,866	5,898

	$	62	9,303	9,365	$	45	9,266	9,311

Effective rate 3
Floating rate		4.3%	4.1%			7.8%	3.6%
Fixed rate		5.5%	5.5%			4.2%	5.6%

		2019					2018
Currency		Short- term	Long- term	Total	Effective rate 3		Short- term	Long- term	Total	Effective rate 3
Dollars	$	25	6,144	6,169	5.2%	$	30	5,837	5,867	5.8%
Euros		3	2,438	2,441	3.1%		1	2,665	2,666	2.8%
Pounds		23	433	456	3.2%		—	439	439	2.9%
Philippine pesos		3	221	224	5.2%		3	257	260	5.4%
Other currencies		8	67	75	5.6%		11	68	79	5.9%

	$	62	9,303	9,365		$	45	9,266	9,311

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2019 and 2018, CEMEX´s consolidated debt summarized by type of instrument, was as follow:

2019		Short- term	Long- term	2018		Short- term	Long- term
Bank loans				Bank loans
Loans in foreign countries, 2020 to 2024	$	1	290	Loans in foreign countries, 2019 to 2024	$	31	328
Syndicated loans, 2021 to 2022		0	2,865	Syndicated loans, 2020 to 2022		0	3,179

		1	3,155			31	3,507

Notes payable				Notes payable
Medium-term notes, 2023 to 2026		0	6,044	Medium-term notes, 2023 to 2026		0	5,606
Other notes payable, 2020 to 2025		6	159	Other notes payable, 2019 to 2025		7	160

		6	6,203			7	5,766

Total bank loans and notes payable		7	9,358	Total bank loans and notes payable		38	9,273
Current maturities		55	(55)	Current maturities		7	(7)

	$	62	9,303		$	45	9,266

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2019, 2018 and 2017 were as follows:

		2019	2018	2017
Debt at beginning of year	$	9,311	9,873	11,401
Proceeds from new debt instruments		3,331	2,325	4,990
Debt repayments		(3,284)	(2,745)	(7,046)
Foreign currency translation and accretion effects		7	(142)	528

Debt at end of year	$	9,365	9,311	9,873

Summary of Non-Current Notes Payable
As of December 31, 2019 and 2018,
non-current
notes payable for $6,203 and $5,766, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity Date	Repurchased amount $	Outstanding amount 2 $	2019	2018
November 2029 Notes 3	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	0	1,000	$992	0
April 2026 Notes	16/Mar/16	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/26	0	1,000	996	996
March 2026 Notes 3	19/Mar/19	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	0	449	446	0
July 2025 Notes	02/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	0	150	154	155
March 2025 Notes	03/Mar/15	CEMEX, S.A.B. de C.V.	Dollar	750	6.125%	05/May/25	0	750	748	748
January 2025 Notes	11/Sep/14	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/25	(29)	1,071	1,069	1,068
December 2024 Notes	05/Dec/17	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/24	0	729	726	742
June 2024 Notes	14/Jun/16	CEMEX Finance LLC	Euro	400	4.625%	15/Jun/24	0	449	447	456
April 2024 Notes 3	01/Apr/14	CEMEX Finance LLC	Dollar	1,000	6.00%	01/Apr/24	(360)	640	621	967
March 2023 Notes 3	03/Mar/15	CEMEX, S.A.B. de C.V.	Euro	550	4.375%	05/Mar/23	(629)	0	0	629
Other notes payable									4	5

									$6,203	5,766

1
Unless otherwise indicated, all issuances are fully and unconditionally guaranteed by CEMEX, S.A.B. de C.V., CEMEX México, S.A. de C.V., CEMEX Concretos, S.A. de C.V., Empresas Tolteca de México, S.A. de C.V., New Sunward Holding B.V., CEMEX España, S.A. (“CEMEX España”), CEMEX Asia B.V., CEMEX Corp., CEMEX Africa & Middle East Investments B.V., CEMEX Finance LLC, CEMEX France Gestion
,
 (S.A.S.), CEMEX Research Group AG and CEMEX UK. CEMEX México, S.A. de C.V. and Empresas Tolteca de México, S.A. de C.V. entered into a merger agreement with CEMEX, S.A.B. de C.V. (note 27).

2	Presented net of all outstanding notes repurchased and held by CEMEX’s subsidiaries.
3
In December 2019, CEMEX used a portion of the proceeds of the November 2029 Notes and increased to $360 the repurchased amount of the April 2024 Notes. Moreover, in April 2019, CEMEX used the proceeds of the March 2026 Notes to repurchase in full the March 2023 Notes.

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2019, were as follows:

		Bank loans	Notes payable	Total
2021	$	672	1	673
2022		1,229	0	1,229
2023		664	1	665
2024		537	1,794	2,331
2025 and thereafter		0	4,405	4,405

	$	3,102	6,201	9,303

Schedule of Lines of Credit
As of December 31, 2019, CEMEX had the following lines of credit, of which, the only commited portion referes to the revolving credit facility under the 2017 Credit Agreement, at annual interest rates ranging between 0.75% and 8.50%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries	$	385	286
Other lines of credit from banks		683	635
Revolving credit facility 2017 Credit Agreement		1,135	1,135

	$	2,203	2,056

Summary of Margin over LIBOR Depending on Leverage Ration
All tranches under the 2017 Credit Agreement have substantially the same terms, including a margin over LIBOR or EURIBOR, as applicable, of between 125 to 350 basis points, depending on the consolidated leverage ratio (as defined below in the Financial Covenants section) of CEMEX, as follows:

Consolidated leverage ratio	Applicable margin 1
> = 5.00x	350 bps
< 5.00x > = 4.50x	300 bps
< 4.50x > = 4.00x	250 bps
< 4.00x > = 3.50x	212.5 bps
< 3.50x > = 3.00x	175 bps
< 3.00x > = 2.50x	150 bps
< 2.50x	125 bps

Summary of Coverage Ratio and Leverage Ratio
The limits for the Leverage Ratio are as follows:

Period	Leverage Ratio
For the period ending on December 31, 2019 up to and including the period ending on March 31, 2021	< = 5.25
For the period ending on June 30, 2021 up to and including the period ending on September 30, 2021	< = 5.00
For the period ending on December 31, 2021 up to and including the period ending on September 30, 2022	< = 4.75
For the period ending on December 31, 2022 up to and including the period ending on March 31, 2023	< = 4.50
For the period ending on June 30, 2023 and each subsequent reference period	< = 4.25

Summary of Consolidated Financial Ratios
For the compliance periods ended as of December 31, 2019, 2018 and 2017, under the 2017 Credit Agreement and the 2014 Credit Agreement, as applicable, the main consolidated financial ratios were as follows:

		Consolidated financial ratios
		2019	2018 1	2017 1
Leverage ratio	Limit	< = 5.25	< = 4.75	< = 5.25
	Calculation	4.17	3.84	3.85

Coverage ratio	Limit	> = 2.50	> = 2.50	> = 2.50
	Calculation	3.86	4.41	3.46

1
Refers to the compliance limits and calculations that were effective according to the outstanding conditions on such dates, before the April 2, 2019 amendments, the November 4, 2019 amendments and the adoption of IFRS 16 in the financial statements.

Summary of Other Financial Obligations
As of December 31, 2019 and 2018, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2019				2018
	Short-term	Long-term	Total		Short-term	Long-term	Total
I. Leases	$262	1,044	1,306	$	237	1,078	1,315
II. Liabilities secured with accounts receivable	599	—	599		599	—	599
III. Convertible subordinated notes due 2020	520	—	520		—	514	514
IV. Mandatorily convertible securities due 2019	—	—	—		19	—	19

	$1,381	1,044	2,425	$	855	1,592	2,447

Detailed Information about In Lease Liabilities	Changes in the balance of lease financial liabilities during 2019, 2018 and 2017 were as follows:

		2019	2018	2017
Lease financial liability at beginning of year	$	1,315	1,309	1,054
Additions from new leases		274	296	328
Reductions from payments		(239)	(192)	(112)
Cancellations and liability remeasurements		(54)	(67)	(11)
Foreign currency translation and accretion effects		10	(31)	50

Lease financial liability at end of year	$	1,306	1,315	1,309

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2019, the maturities of lease financial liabilities are as follows:

		Total
2020	$	262
2021		221
2022		159
2023		115
2024 and thereafter		549

	$	1,306

Summary of Carrying Amounts and Fair Value of Financial Instruments	As of December 31, 2019 and 2018, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2019			2018
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 13.2 and 16.4)	$	2	2	$	15	15
Other investments and non-current accounts receivable (note 13.2)		234	234		253	253

	$	236	236	$	268	268

Financial liabilities
Long-term debt (note 16.1)	$	9,303	9,711	$	9,266	9,147
Other financial obligations (note 16.2)		1,044	1,071		1,592	1,552
Derivative financial instruments (notes 16.4 and 17)		46	46		21	21

	$	10,393	10,828	$	10,879	10,720

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy	As of December 31, 2019 and 2018, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 2.6):

2019		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 13.2 and 16.4)	$	—	2	—	2
Investments in strategic equity securities (note 13.2)		3	—	—	3
Other investments at fair value through earnings (note 13.2)		—	34	—	34

	$	3	36	—	39

Liabilities measured at fair value
Derivative instruments (notes 16.4 and 17)	$	—	46	—	46

2018		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 13.2 and 16.4)	$	—	15	—	15
Investments in strategic equity securities (note 13.2)		11	—	—	11
Other investments at fair value through earnings (note 13.2)		—	22	—	22

	$	11	37	—	48

Liabilities measured at fair value
Derivative financial instruments (notes 16.4 and 17)	$	—	21	—	21

Summary of Derivative Financial Instruments
As of December 31, 2019 and 2018, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

	2019		2018
	Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedge	$1,154	(67)	1,249	2
II. Interest rate swaps	1,000	(35)	1,126	(8)
III. Equity forwards on third party shares	74	1	111	2
IV. Fuel price hedging	96	1	122	(14)

	$2,324	(100)	2,608	(18)

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency	As of December 31, 2019 and 2018, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

		2019
		Mexico	United States	Europe	South, Central America and the Caribbean	Asia, Middle East and Africa	Others 1	Total
Monetary assets	$	721	1,017	1,001	280	592	190	3,801
Monetary liabilities		1,311	2,444	2,481	589	681	10,220	17,726

Net monetary assets (liabilities) 2	$	(590)	(1,427)	(1,480)	(309)	(89)	(10,030)	(13,925)

Out of which:
Dollars	$	(23)	(1,427)	(5)	(72)	5	(6,715)	(8,237)
Pesos		(567)	—	—	—	—	(144)	(711)
Euros		—	—	(519)	1	—	(2,505)	(3,023)
Pounds		—	—	(807)	—	—	20	(787)
Other currencies		—	—	(149)	(238)	(94)	(686)	(1,167)

	$	(590)	(1,427)	(1,480)	(309)	(89)	(10,030)	(13,925)

		2018
		Mexico	United States	Europe	South, Central America and the Caribbean	Asia, Middle East and Africa	Others 1	Total
Monetary assets	$	427	507	670	308	520	153	2,585
Monetary liabilities		1,007	1,703	2,043	552	624	10,215	16,144

Net monetary assets (liabilities) 2	$	(580)	(1,196)	(1,373)	(244)	(104)	(10,062)	(13,559)

Out of which:
Dollars	$	(28)	(1,196)	8	(48)	1	(5,989)	(7,252)
Pesos		(552)	—	—	—	—	(278)	(830)
Euros		—	—	(538)	—	—	(2,694)	(3,232)
Pounds		—	—	(928)	—	—	(438)	(1,366)
Other currencies		—	—	85	(196)	(105)	(663)	(879)

	$	(580)	(1,196)	(1,373)	(244)	(104)	(10,062)	(13,559)